Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Cash flows from Operating Activities:
Net loss	$ (6,599)	$ (25,933)	$ (6,599)
Adjustment to reconcile net loss to net cash provided by operating activities:
Accrued expenses	6,599	26,034	6,599
Net cash used in operating activities		101
Cash Flows from Financing Activities:
Collection of subscription receivable - sponsor		25,000
Net cash provided by financing activities		25,000
Net increase in cash		25,101
Cash - Beginning of period
Cash - End of period		25,101
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	58,583	175,581	103,286
Subscription receivable received for ordinary shares	25,000		$ 25,000
Costs paid by sponsor in exchange for promissory note		$ 15,014